Subsequent events (Details) - USD ($) $ in Millions	May 08, 2026	Apr. 02, 2026	May 09, 2025
Disclosure of non-adjusting events after reporting period [line items]
Share capital public float percent			5.00%
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Maximum outstanding subordinated shares repurchase for cancellation (in shares)	1,269,702
Share capital public float percent	5.00%
Zive | Business combination
Disclosure of non-adjusting events after reporting period [line items]
Total purchase consideration		$ 7.2
Contingent consideration recognised as of acquisition date		$ 1.0